As filed with the Securities and Exchange Commission on May 5, 2023

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 172	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 175	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on June 4, 2023 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until June 4, 2023, the effectiveness of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A related to SPDR MSCI EAFE Climate Paris Aligned ETF and SPDR MSCI Emerging Markets Climate Paris Aligned ETF, which were filed pursuant to Rule 485(a) under the Securities Act on May 19, 2022 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of May, 2023.

SPDR INDEX SHARES FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Dwight D. Churchill*	Trustee	May 5, 2023
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	May 5, 2023
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	May 5, 2023
Sandra G. Sponem

/s/ Carolyn Clancy*	Trustee	May 5, 2023
Carolyn Clancy

/s/ Carl G. Verboncoeur*	Trustee	May 5, 2023
Carl G. Verboncoeur

/s/ Kristi Rowsell*	Trustee	May 5, 2023
Kristi Roswell

/s/ Gunjan Chauhan*	Trustee	May 5, 2023
Gunjan Chauhan

/s/ James E. Ross*	Trustee	May 5, 2023
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	May 5, 2023

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer	May 5, 2023

*By:	/s/ David Urman
David Urman
As Attorney-in-Fact
Pursuant to Power of Attorney